	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Q1 2012	Asset Type: RMBS
	First Franklin Mortgage Loan Trust 2006-FF11 CIK# 001372799	x	First Franklin	10,043	$1,872,729,922	100	1,462	$267,338,824	14.3	0	0	0	0	0	0	1,462	$267,338,824	14.3	0	0

	Total FFMLT 2006-FF11:			10,043	$1,872,729,922		1,462	$267,338,824		0	0		0	0		1,462	$267,338,824		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator				Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				Total Assets in ABS by Originator									(within cure period)
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Q2 2012	Asset Type: RMBS
	First Franklin Mortgage Loan Trust 2006-FF7	x	First Franklin	6,027	$1,161,097,184	100	454	$84,649,118	7.41	0	0	0	0	0	0	454	$84,649,118	7.41	0	0
	CIK# 0001362793
	Total FFMLT 2006-FF7:			6,027	$1,161,097,184		454	$84,649,118		0	0		0	0		454	$84,649,118		0	0
	First Franklin Mortgage Loan Trust 2006-FF11	x	First Franklin	10,043	$1,872,729,922	100	586	$71,916,920	3.84	0	0	0	0	0	0	586	$71,916,920	3.84	0	0
	CIK#001372799
	Total FFMLT 2006-FF11:			10,043	$1,872,729,922		586	$71,916,920		0	0		0	0		586	$71,916,920		0	0
	HSI Asset Securitization Corp Trust 2006-WMC1	x	WMC Mortgage Corp.	4,446	$842,325,840	100	402	$80,809,189	9.59	0	0	0	0	0	0	402	$80,809,189	9.59	0	0
	CIK#0001370363
	Total HASCO 2006-WMC1:			4,446	$842,325,840		402	$80,809,189		0	0		0	0		402	$80,809,189		0	0
	HSI Asset Loan Obigation Trust 2007-AR1 CIK#: 0001385542	x	American Home Mortgage Corp.	82(6)	$42,410,796(7)	9.77	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Countrywide Home Loans, Inc.	355(6)	$182,622,538(7)	42.07	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Residential Funding Company, LLC	111(6)	$56,952,881(7)	13.12	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			SunTrust Mortgage Inc.	243(6)	$125,061,929(7)	28.81	1	(3)	(3)	0	0	0	0	0	0	1	(3)	(3)	0	0
			HSBC Mortgage Corporation (USA)	53(6)	$27,043,937(7)	6.23	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HALO 2007-AR1:			844	$434,092,081		1	(4)		0	0		0	0		1	(4)		0	0

	Total:			21,360	$4,310,245,027		1,443	$237,375,227(4)		0	0		0	0		1,443	$237,375,227(4)		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
	Asset Type: RMBS
Q3 2012	First Franklin Mortgage Loan Trust 2006-FF11 CIK#001372799	x	First Franklin	10,043	$1,872,729,922	100	53	$8,090,465	0.43	0	0	0	0	0	0	53	$8,090,465	0.43	0	0
	Total FFMLT 2006-FF11:			10,043	$1,872,729,922		53	$8,090,465		0	0		0	0		53	$8,090,465		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Q1 2013	Asset Type: RMBS
	HSI Asset Loan Obligation Trust 2007-AR2 CIK#: 0001406384	x	SunTrust Mortgage, Inc.	(5)	(5)	<10%(5)	1	(3)	(3)	0	0	0	0	0	0	1	(3)	(3)	0	0
			Residential Funding Corporation	(5)	(5)	<10%(5)	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Taylor, Bean & Whitaker Mortgage Corp.	(5)	(5)	<10%(5)	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			American Home Mortgage Corp.	72(6)	$38,150,883(7)	9.08	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			American Mortgage Network, Inc.	129(6)	$68,486,718(7)	16.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Countrywide Home Loans, Inc.	468(6)	$247,560,577(7)	58.92	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HALO 2007-AR2:			794	$420,163,912		1	(4)		0	0		0	0		1	(4)		0	0
	HSI Asset Loan Obligation Trust 2006-2 CIK#: 0001381771	x	American Home Mortgage Corp.	756(6)	$206,754,319(7)	58.62	1	(3)	(3)	0	0	0	0	0	0	1	(3)	(3)	0	0
			Countrywide Home Loans, Inc.	169(6)	$46,168,783(7)	13.09	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			HSBC Mortgage Corporation (USA)	198(6)	$54,139,863(7)	15.35	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Wachovia Mortgage Corporation	167(6)	$45,639,728(7)	12.94	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HALO 2006-2:			1,290	$352,702,693		1	(4)		0	0		0	0		1	(4)		0	0
	HSI Asset Securitization Corporation Trust 2005-I1 CIK #: 0001347400	x	New Century Mortgage Corporation	673(6)	$198,388,817(7)	34.51	1	(3)	(3)	0	0	0	0	0	0	1	(3)	(3)	0	0
			First Franklin Financial Corporation	777(6)	$228,914,595(7)	39.82	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Option One Mortgage Corporation	501(6)	$147,570,007(7)	25.67	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HASCO 2005-I1:			1,951	$574,873,419		1	(4)		0	0		0	0		1	(4)		0	0

	Total:			4,035	$1,347,740,024		3	(4)		0	0		0	0		3	(4)		0	0

2 The Securitizer believes all demands related to an asset are in dispute. However, because the Securitizer is not the entity with the repurchase obligation and therefore is unaware of the resolution or discussions related to the demand, it is possible that some assets identified as being subject to a demand in dispute are assets that are pending repurchase or replacement and are within the cure period.

3 Original principal balance was not identified in the repurchase demand so this amount cannot be calculated.

4 This total does not include assets for which the original principal balance was not specified in the repurchase demand.

5 Pursuant to Item 1110 of Regulation AB, only originators that originate more than 10% of the pool assets are required to be disclosed. Because this originator originated fewer than 10% of the pool assets, (a) no disclosure was provided in the prospectus regarding the originator's assets included in the pool and (b) the Securitizer has only identified that such originator originated less than 10% of the pool assets.

6 Because the number of assets originated by an originator was not specified in the prospectus, the number of assets originated by an originator is an estimate based on the percentage of the principal balance of such originator's assets compared to the aggregate asset pool as provided in the prospectus multiplied by the total number of assets included in the asset pool as provided in the prospectus.

7 Because the outstanding principal balance of assets originated by an originator was not specified in the prospectus, the outstanding principal balance of assets originated by an originator is an estimate based on the percentage of the principal balance of such originator's assets compared to the aggregate asset pool as provided in the prospectus multiplied by the aggregate principal balance of assets included in the asset pool as provided in the prospectus.